Stock-Based Compensation Arrangements (Stock Options) (Details) ([StockOptionsMember], USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
[StockOptionsMember]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance	299
Options excercised	(1)
Options Forfeited	(37)
Options Expired	(14)
Options outstanding, ending balance	247
Currently excercisable	247
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Exercise Price [Rollforward]
Options outstanding, weighted average excercise price per share, beginning balance	$ 8.95
Options outstanding, weighted average excercise price per share, excercised	$ 6.73
Options outstanding, weighted average price per share, forfeited	$ 9.20
Options expired, weighted average exercise price per share, expired	$ 14.28
Options outstanding, weighted average excercise price per share, ending balance	$ 8.38
Currently excercisable	$ 8.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Sharebased Compensation Arrangement By Sharebased Payment Award Options Outstanding Weighted Average Remaining Contractual Term 2	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 566
Sharebased Compensation Arrangement By Sharebased Payment Award Options Exercisable Weighted Average Remaining Contractual Term 1	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 566